OCCUPANCY COSTS (Tables)	12 Months Ended
Mar. 31, 2022
OCCUPANCY COSTS
Schedule of occupancy costs

	Fiscal Year Ended	Fiscal Year Ended
	March 31, 2022	March 31, 2021
	$	$
Operating rent expense (Note 12)	392,231	249,485
Taxes, maintenance, insurance	121,989	37,738
Minor furniture and fixtures	919,732	507,976
Utilities and services	234,033	102,192
Total occupancy costs	1,667,985	897,391